Roll Forward of Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			$ 14,767	$ 20,338	$ 20,338	$ 24,102
Charge-offs			(760)	(4,017)	(8,206)	(11,048)
Recoveries			361	312	785	1,626
Provision	0	600	250	1,200	1,850	5,658	8,800
Balance at end of period	14,618	17,833	14,618	17,833	14,767	20,338	24,102
Consumer Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			387	215	215	776
Charge-offs			(86)	(75)	(153)	(391)
Recoveries			55	58	108	179
Provision			(1)	46	217	(349)
Balance at end of period	355	244	355	244	387	215
Commercial, industrial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			1,787	2,340	2,340	4,389
Charge-offs			(290)	(559)	(635)	(1,219)
Recoveries			30	102	319	774
Provision			(331)	485	(237)	(1,604)
Balance at end of period	1,196	2,368	1,196	2,368	1,787	2,340
Real Estate - One to Four Family Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			4,501	3,596	3,596	3,134
Charge-offs			(358)	(327)	(1,713)	(3,776)
Recoveries			224	34	119	72
Provision			56	628	2,499	4,166
Balance at end of period	4,423	3,931	4,423	3,931	4,501	3,596
Real Estate - One to Four Family Residential | Closed End First And Seconds
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			2,859	2,876	2,876	2,856
Charge-offs			(304)	(269)	(1,529)	(2,664)
Recoveries			211	33	85	61
Provision			(188)	523	1,427	2,623
Balance at end of period	2,578	3,163	2,578	3,163	2,859	2,876
Real Estate - One to Four Family Residential | Home Equity Line of Credit
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			1,642	720	720	278
Charge-offs			(54)	(58)	(184)	(1,112)
Recoveries			13	1	34	11
Provision			244	105	1,072	1,543
Balance at end of period	1,845	768	1,845	768	1,642	720
Real estate - multifamily residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			79	62	62	29
Charge-offs			0	0	0	0
Recoveries			0	0	0	0
Provision			29	(2)	17	33
Balance at end of period	108	60	108	60	79	62
Real Estate - Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			2,353	4,316	4,316	7,243
Charge-offs			0	(1,001)	(1,253)	(1,720)
Recoveries			8	98	130	57
Provision			432	(800)	(840)	(1,264)
Balance at end of period	2,793	2,613	2,793	2,613	2,353	4,316
Real Estate - Construction | One To Four Family Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			364	419	419	382
Charge-offs			0	(51)	(57)	(98)
Recoveries			6	31	61	55
Provision			(69)	(106)	(59)	80
Balance at end of period	301	293	301	293	364	419
Real Estate - Construction | Other construction, land development and other land
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			1,989	3,897	3,897	6,861
Charge-offs			0	(950)	(1,196)	(1,622)
Recoveries			2	67	69	2
Provision			501	(694)	(781)	(1,344)
Balance at end of period	2,492	2,320	2,492	2,320	1,989	3,897
Real estate - farmland
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			116	41	41	15
Charge-offs			0	0	0	0
Recoveries			0	0	0	0
Provision			11	(11)	75	26
Balance at end of period	127	30	127	30	116	41
Real Estate - Non-farm, Non-residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			5,006	9,185	9,185	8,003
Charge-offs			0	(1,983)	(4,314)	(3,843)
Recoveries			30	0	58	509
Provision			(289)	796	77	4,516
Balance at end of period	4,747	7,998	4,747	7,998	5,006	9,185
Real Estate - Non-farm, Non-residential | Owner Occupied
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			3,236	5,092	5,092	4,831
Charge-offs			0	(449)	(2,370)	(2,337)
Recoveries			27	0	1	100
Provision			(1,144)	562	513	2,498
Balance at end of period	2,119	5,205	2,119	5,205	3,236	5,092
Real Estate - Non-farm, Non-residential | Non-owner Occupied
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			1,770	4,093	4,093	3,172
Charge-offs			0	(1,534)	(1,944)	(1,506)
Recoveries			3	0	57	409
Provision			855	234	(436)	2,018
Balance at end of period	2,628	2,793	2,628	2,793	1,770	4,093
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period			538	583	583	513
Charge-offs			(26)	(72)	(138)	(99)
Recoveries			14	20	51	35
Provision			343	58	42	134
Balance at end of period	$ 869	$ 589	$ 869	$ 589	$ 538	$ 583